Submission	Oct. 30, 2026
Submission [Line Items]
Central Index Key	0002138186
Registrant Name	Narragansett Bancorp, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES